Unaudited Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) (Parentheticals) - EQRx, INC. - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Series A Convertible Preferred Stock
Net of issuance costs		$ 347	$ 347
Series B Convertible Preferred Stock
Net of issuance costs	$ 169		$ 381